Pension Liabilities - Changes in the defined-benefit pension obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Subtotal included in other items of comprehensive income	kr 1,993	kr 1,216
Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	(8,296)
Business combinations		(9,103)
Service costs	(2,178)	(573)
Interest expense	(7)	(4)
Curtailment	4,206	(10)
Employee contribution	704	45
Subtotal included in the statement of consolidated operations	(2,725)	(542)
Return on assets (excluding interest expenses)	64	(5)
Actuarial gains/(losses) related to changes in demographic assumptions	426	1,903
Actuarial gains/(losses) related to changes in financial assumptions	1,120	(273)
Other actuarial gains/(losses)	360	(411)
Subtotal included in other items of comprehensive income	1,970	1,214
Employer contributions	704	47
Currency translation effect	(286)	88
Balance at the end	(3,182)	(8,296)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	19,362
Balance at the end	7,942	19,362
Defined Benefit Plan Obligation | Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	(19,193)
Business combinations		(19,565)
Service costs	(2,165)	(567)
Interest expense	(17)	(10)
Curtailment	12,011	(20)
Subtotal included in the statement of consolidated operations	9,829	(597)
Amounts paid/received	291	(410)
Actuarial gains/(losses) related to changes in demographic assumptions	349	1,858
Actuarial gains/(losses) related to changes in financial assumptions	1,120	(273)
Other actuarial gains/(losses)	360	(411)
Subtotal included in other items of comprehensive income	1,829	1,174
Currency translation effect	(698)	205
Balance at the end	(7,942)	(19,193)
Defined Benefit Plan Obligation | France | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	(172)
Business combinations		(211)
Service costs	(13)	(6)
Interest expense	0
Subtotal included in the statement of consolidated operations	(13)	(6)
Actuarial gains/(losses) related to changes in demographic assumptions	77	45
Subtotal included in other items of comprehensive income	77	45
Currency translation effect	(3)
Balance at the end	(111)	(172)
Fair Value of Plan Assets | Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	11,069
Business combinations		10,673
Interest expense	10	6
Curtailment	(7,805)	10
Employee contribution	704	45
Subtotal included in the statement of consolidated operations	(7,091)	61
Amounts paid/received	(291)	410
Return on assets (excluding interest expenses)	64	(5)
Subtotal included in other items of comprehensive income	64	(5)
Employer contributions	704	47
Currency translation effect	705	(117)
Balance at the end	kr 4,871	kr 11,069